Related Party Balances and Transactions (Details) - Schedule of Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2024
Mr. Huang [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	Chairman of the board of the Company
Shenzhen HipHopJust Information Technology Co., Ltd. [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	Minority shareholder of Shenzhen JamBox
Weiyi Lin [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	Director of Xiamen Pop Shuzhi and former vice president and former director of the Company
Lei Wang [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	Director of Pupu Sibo
Wanquan Yi [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	Director of Shenzhen Pop
Shenzhen JamBox [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	A company controlled by Wanquan Yi, director of Shenzhen Pop
Xiamen Hualiu Media [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	A company with minority interest
Xiamen Pupu Investment [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related Party	A company controlled by the Chairman of the Company